Commitments and Contingencies - Summary of Undiscounted Liabilities and Future Operating Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Maturity analysis of financial liabilities
Trade payables and accrued liabilities	$ 29,457	$ 36,484
Lease liabilities	48,911
Loan facility	15,000
Equipment loan payable	1,311
Other financial liability	2,500	$ 2,441
Interest payments on loan facility	2,980
Interest payments on equipment financing	132
Interest payments on other financial liability	888
Financial liabilities	101,179
Commitments
Future operating commitments	5,945
Provision for site reclamation and closure	36,708
Other provisions	1,420
Commitments	44,073
Total financial liabilities and commitments	145,252
Less than 1 Year
Maturity analysis of financial liabilities
Trade payables and accrued liabilities	29,457
Lease liabilities	9,842
Equipment loan payable	583
Interest payments on loan facility	1,525
Interest payments on equipment financing	90
Interest payments on other financial liability	226
Financial liabilities	41,723
Commitments
Future operating commitments	5,601
Other provisions	1,420
Commitments	7,021
Total financial liabilities and commitments	48,744
1-3 Years
Maturity analysis of financial liabilities
Lease liabilities	30,345
Loan facility	15,000
Equipment loan payable	728
Other financial liability	2,500
Interest payments on loan facility	1,455
Interest payments on equipment financing	42
Interest payments on other financial liability	662
Financial liabilities	50,732
Commitments
Future operating commitments	344
Commitments	344
Total financial liabilities and commitments	51,076
4-5 Years
Maturity analysis of financial liabilities
Lease liabilities	8,724
Financial liabilities	8,724
Commitments
Total financial liabilities and commitments	8,724
Greater than 5 Years
Commitments
Provision for site reclamation and closure	36,708
Commitments	36,708
Total financial liabilities and commitments	$ 36,708